Schedule of segment assets and segment liabilities (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total assets	$ 133,466	$ 139,141
Total liabilities	113,089	119,381
Property, plant and equipment (Restated – note 2(e)(i))	48,672	29,278	[1]
Operating segments [member] | Development and EPC [member]
IfrsStatementLineItems [Line Items]
Total assets	29,789	22,832
Total liabilities	12,644	15,484
Property, plant and equipment (Restated – note 2(e)(i))
Operating segments [member] | IPP Production [member]
IfrsStatementLineItems [Line Items]
Total assets	99,490	111,984
Total liabilities	94,611	98,356
Property, plant and equipment (Restated – note 2(e)(i))	48,650	29,252
Operating segments [member] | Corporate and other activities [member]
IfrsStatementLineItems [Line Items]
Total assets	4,187	4,325
Total liabilities	5,834	5,541
Property, plant and equipment (Restated – note 2(e)(i))	$ 22	$ 26

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.